Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges

15. Restructuring Charges

In 2010, the Predecessor terminated a sales commission plan in order to transition to a common plan across all its locations. Effective January 1, 2011, all sales commissions are calculated as a percentage of the initial customer billing and paid at lease commencement. Prior to this date, certain sales commissions were determined as a percentage of monthly billings over the term of the customer relationship. A restructuring charge of $1.4 million was recognized in 2010 to settle all remaining commission obligations associated with the terminated plan. This amount was paid in full in 2011. No restructuring charges were recognized in 2012 or 2011.